Economic Activity - Disclosure of Transactions Recognised Separately from Acquisition of Assets and Assumption of Liabilities in Business Combination for Oncomedica S.A. (Detail) - Oncomedica S.A [Member]
S/ in Thousands
Apr. 21, 2022 PEN (S/)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents	S/ 15,966
Trade accounts receivable and other accounts receivables	198,129
Inventory	5,324
Intangible assets	66,053
Property, furniture and equipment	168,501
Right-of-use assets	21,679
Trade accounts payable and other accounts payable	(126,372)
Loans and borrowings	(48,440)
Lease liabilities	(21,551)
Deferred tax liability	(32,952)
Total identifiable net assets acquired	S/ 246,337